Note 12 - Interests in Associates, Joint Ventures, and Other Entities - Carrying Amounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Opera's share of net income (loss)		$ 15,035		$ (43,964)	$ 179,174
Nanobank [member]
Statement Line Items [Line Items]
Ownership interest	[1]	0.00%
Carrying amount		$ 0		$ 120,311
nHorizon [member]
Statement Line Items [Line Items]
Ownership interest		29.09%	[1]	29.09%	29.09%
Carrying amount		$ 0		$ 6	$ 463
Carrying amount, balance		6		463	963
Share of net income (loss)		(6)		(458)	(535)
Carrying amount, balance		0		6	463
Opera's share of net income (loss)		(6)		(458)	(535)
Opera's share in equity		0		(120)	391
Equity method adjustments		0		126	72
Foreign exchange adjustments		$ 0		1	35
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Ownership interest	[1]	6.44%
Carrying amount		$ 86,100		84,600
Carrying amount, balance		84,600		45,220
Share of net income (loss)		0		(214)
Change in fair value of preferred shares		1,100		29,415
Change in fair value of ordinary shares		400		29,094
Disposal		0		(18,915)
Carrying amount, balance		$ 86,100		84,600	$ 45,220
Star X [member]
Statement Line Items [Line Items]
Ownership interest	[1]	0.00%
Carrying amount		$ 0		83,468
AB Fjord Bank [member]
Statement Line Items [Line Items]
Ownership interest	[1]	6.09%
Carrying amount		$ 897		$ 897

[1]	Reflects ownership interests as of December 31, 2022.